Schedule I - Summary of Investments - Other Than Investments in Affiliates Level 4 Summary of Investments, Other than Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	$ (18,575)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	20,309
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	2,109	$ 2,241
Assets, Fair Value Disclosure	124,509	116,376
Assets	158,888	154,713
Fair Value, Inputs, Level 3 [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets, Fair Value Disclosure	878	893
U.S. government and government agencies and authorities (guaranteed and sponsored)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(1,559)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,765
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,765
States, municipalities and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(761)	(705)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	875	761
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	875
Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(236)	(382)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	266	409
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	266
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(1,325)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,540
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,540
All other corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(5,915)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	7,012
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	7,012
All other mortgage-backed and asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(3,341)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	3,417
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	3,417
Total fixed maturities, available-for-sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(13,137)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	14,875
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	14,875
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(28)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	28
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	28
Non-redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(37)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	37
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	37
Total equity securities, at fair value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(65)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	65
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	65
Mortgage loans [1]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	2,092
Mortgage loans [1] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets, Fair Value Disclosure	2,248	2,331
Mortgage loans [1] | Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets	2,092	2,241
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,452
Policy loans | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets, Fair Value Disclosure	1,452	1,467
Policy loans | Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets	1,452	$ 1,467
Futures, options and miscellaneous
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(3)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	10
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	10
Real estate acquired in satisfaction of debt
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(14)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	14
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	14
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(802)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	802
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	802
Investments in partnerships and trusts
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	(999)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	$ 999